Cover	Aug. 13, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-34025
Entity Registrant Name	Intrepid Potash, Inc.
Entity Central Index Key	0001421461
Entity Tax Identification Number	26-1501877
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1001 17th Street
Entity Address, Address Line Two	Suite 1050
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	296-3006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	IPI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false